OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Input VAT receivable		$ 20,670	$ 16,249
Prepaid selling and marketing fees		1,708	368
Short-term deposits		129	74
Prepaid income tax		273	417
Prepaid individual income tax and other employee advances		435	290
Loans to third parties	[1]	41,733	17,080
Receivable from third party	[2]	4,317	7,106
Receivable from a non-controlling interest holders		3,170	6,377
Receivable from AM Advertising and its subsidiaries	[3]	26,160	23,550
Receivables from ADS depositary		0	468
Other prepaid expenses	[4]	7,346	2,732
Others		1,166	0
Other Assets Current, Gross		107,107	74,711
Allowance for doubtful amounts		(47,282)	(5,861)
Total other current assets		$ 59,825	$ 68,850

[1]	These third parties provide outdoor advertising services to their customers. Loans to third parties are in order to secure them to provide advertising services at prime locations to the Group. For the years ended December 31, 2016 and 2017, the Group entered into various loan agreements with third parties amounting with aggregated amount of $17,080 and $41,733, respectively with the terms of one year. The interest rates were from 4.35% to 8% without any assets pledged for the years ended December 31, 2016 and 2017, respectively. As of December 31, 2017, the management conducted a review on the outstanding loans, and the review discovered that market conditions under which the third parties competed deteriorated unexpectedly in 2017, which imposed adverse constraints on their ability to repay the loans. As of December 31, 2016 and 2017, the bad debt allowance for loan to third parties amounted to $864 and $40,748 respectively.
[2]	Receivable from third party mainly represented the receivable from the disposal of investment and property. As of December 31, 2016 and 2017, the bad debt allowance was $1,031 and $257, respectively.
[3]	On March 29, 2018 and August 23, 2018, we entered into a MoU and its supplemental agreement respectively, with, among others, Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and furhter extended to September 30, 2018 an aggregate of RMB304,553,900 which was to be discounted by the following amounts (i) the RMB152,000,000 profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on the Target Business; (ii) the shareholder loan of RMB88,000,000 in principal balance and RMB7,840,000 in interests; and (iii) the payment of RMB56,713,900 in cash after the sale of the 20.32% equity interests in AM Advertising, which consisted of 20% equity interests hold by the Group and 0.32% equity interests hold by Mr. Man Guo, and following the completion of the foregoing arrangements, our obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the shareholder loans between AM Advertising and AirMeia Shengshi shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earnout provision as a matter of fact. However, we cannot assure you that the Buyers will not bring up any claim with respect to the above arrangements and if there is any dispute or legal proceedings initiated, our business and financial position may be adversely affected. Receivable from AM Advertising and its subsidiaries balance amounted to $19,021 and $26,160 as of December 31, 2016 and 2017. As of December 31, 2016 and 2017, $3,499 and $3,734 of bad debt allowance was made for the receivable balance, respectively. The balance $26,160 as of December 31, 2017 will be deem settled if the MoU is effective.
[4]	As of December 31, 2016 and 2017, the bad debt allowance was $461 and $2,543, respectively.